Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 78,846	$ 71,673
Additions to tangible assets	2,123	11,327
Disposal of tangible assets	(263)	(171)
Reclassification	(91)	(47)
Depreciation expense	(5,322)	(2,784)
Translation adjustments	(1,340)	(520)
Ending balance	73,953	79,478
Gross value at end of period	104,832	102,954
Accumulated depreciation and impairment at end of period	(30,879)	(23,476)
Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,733	16,765
Additions to tangible assets	57	2,778
Disposal of tangible assets	(1)	(40)
Reclassification	78	1,105
Depreciation expense	(1,310)	(1,056)
Translation adjustments	(842)	(333)
Ending balance	12,715	19,218
Gross value at end of period	21,080	25,844
Accumulated depreciation and impairment at end of period	(8,364)	(6,626)
Technical Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	58,072	4,436
Additions to tangible assets	266	2,127
Disposal of tangible assets	(151)	(72)
Reclassification	1,474	4,568
Depreciation expense	(3,838)	(1,399)
Translation adjustments	(304)	(83)
Ending balance	55,520	9,577
Gross value at end of period	75,981	24,821
Accumulated depreciation and impairment at end of period	(20,461)	(15,245)
Fixtures, Fittings and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,056	3,171
Additions to tangible assets	369	1,046
Disposal of tangible assets	(191)
Reclassification	52	(860)
Depreciation expense	(174)	(329)
Translation adjustments	(77)	(31)
Ending balance	3,035	2,997
Gross value at end of period	5,089	4,603
Accumulated depreciation and impairment at end of period	(2,054)	(1,606)
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,985	47,301
Additions to tangible assets	1,431	5,376
Disposal of tangible assets	79	(59)
Reclassification	(1,696)	(4,859)
Translation adjustments	(117)	(73)
Ending balance	2,682	47,686
Gross value at end of period	2,682	47,686
Accumulated depreciation and impairment at end of period	$ 0	$ 0